                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:        JUNE 30, 2003
                                                 ----------------------

Check here if Amendment [  ]; Amendment Number:
                                                -----------
  This Amendment (Check only one.):         [  ] is a restatement.
                                            [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                           Whitney Holdings LLC
               -------------------------------------------------------------
Address:                          177 Broad Street
               -------------------------------------------------------------
                                 Stamford, CT 06901
               -------------------------------------------------------------

13F File Number:        28-05743
                   -----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                           Daniel J. O'Brien
               -------------------------------------------------------------
Title:                           Managing Member
               -------------------------------------------------------------
Phone:                            203-973-1440
               -------------------------------------------------------------

Signature, Place, and Date of Signing:

                                   Stamford, CT            November 14, 2002
------------------------       -------------------       ---------------------
         [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:


         13F File Number                Name

         28-
            ---------------             ---------------------------------------

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0
                                             -------------------------

Form 13F Information Table Entry Total:                 45
                                             -------------------------

Form 13F Information Table Value Total:      $197,579 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.               13F File Number           Name



         No.               13F File Number           Name

                              13F INFORMATION TABLE
                                  JUNE 30, 2003

                         COLUMN 1               COLUMN 2        COLUMN 3        COLUMN 4                         COLUMN 5
   -------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES OR
                                               TITLE OF                          VALUE       --------------------            PUT/
                      NAME OF ISSUER             CLASS            CUSIP         (X$1000)          PRN AMT          SH/PRN    CALL
   -------------------------------------------------------------------------------------------------------------------------------

 1 AFTERMARKET TECHNOLOGY CORP                   COMMON          008318107         2,858                  269,611     SH
 2 CRYPTLOGIC                                    COMMON          228906103         3,097                  413,996     SH
 3 INSIGHT ENTERPRISES INC.                      COMMON          45765u103         5,205                  520,500     SH
 4 M&F WORLDWIDE CORP                            COMMON          552541104         5,760                  800,000     SH
 5 AMBASSADORS INTERNATIONAL                     COMMON          023178106         3,423                  285,287     SH
 6 INFOUSA INC. NEW                              COMMON          456818301         4,601                  568,009     SH
 7 INTERACTIVE DATA CORP.                        COMMON          45840J107           218                   12,900     SH
 8 VERITAS SOFTWARE CORP                         COMMON          923436109         1,192                   69,106     SH
 9 INTERNATIONAL SPEEDWAY CORPORATION            COMMON          460335201        12,874                  325,836     SH
10 FOOTLOKER, INC.                               COMMON          344849104        21,688                1,636,800     SH
11 LABORATORY CORP OF AMERICA HOLDINGS           COMMON          50540R409        12,138                  402,584     SH
12 SONIC INNOVATIONS                             COMMON          83545M109         2,083                  578,500     SH
13 US ONCOLOGY INC.                              COMMON          90338W103         1,985                  268,600     SH
14 PROCURENET                                    COMMON          742804909             0                   10,000     SH
15 QUEBECOR WORLD INC. - CLASS B                 COMMON          748193208        10,538                  864,384     SH
16 Quantum Corporation                           COMMON          747906204         2,803                  692,100     SH
17 SYBASE INC.                                   COMMON          871130100         6,400                  460,100     SH
18 USinternetworking, Inc.                       COMMON          917311805             *                2,736,227     SH
19 TBM Holdings Inc.                             COMMON          872197108         1,771                1,416,667     SH
20 CareScience, Inc.                             COMMON          141726109         2,376                2,639,948     SH
21 Medsource                                     COMMON          58505Y103         9,582                2,259,801     SH
22 NMT Medical, Inc.                             COMMON          629294109         9,941                2,504,010     SH
23 Briazz Inc.                                   COMMON          10782M104           150                  836,021     SH
24 Iona Technologies Plc                         COMMON          46206P109            78                   35,280     SH
25 Iona Technologies Plc (escrow shs)            COMMON          46206P109            95                   42,935     SH
26 IDT Corporation                               COMMON          448947101         2,436                  136,100     SH
27 Orbital Sciences                              COMMON          685564106            97                   13,275     SH
28 IDT Preferred B                               COMMON          448947309        14,328                  814,100     SH
29 Trans Technology Corp.                        COMMON          893889105           698                  171,041     SH
30 Amerisource Bergen Corporation                COMMON          03073E105         3,360                   48,451     SH


                         COLUMN 1                     COLUMN 6          COLUMN 7                     COLUMN 8
   -------------------------------------------------------------------------------------------------------------------------------
                                                                                              VOTING AUTHORITY
                                                    INVESTMENT           OTHER               ------------------
                      NAME OF ISSUER                DISCRETION          MANAGERS                 SOLE             SHARED     NONE
   -------------------------------------------------------------------------------------------------------------------------------

 1 AFTERMARKET TECHNOLOGY CORP                    SHARED-DEFINED           NONE                       269,611
 2 CRYPTLOGIC                                     SHARED-DEFINED           NONE                       413,996
 3 INSIGHT ENTERPRISES INC.                       SHARED-DEFINED           NONE                       520,500
 4 M&F WORLDWIDE CORP                             SHARED-DEFINED           NONE                       800,000
 5 AMBASSADORS INTERNATIONAL                      SHARED-DEFINED           NONE                       285,287
 6 INFOUSA INC. NEW                               SHARED-DEFINED           NONE                       568,009
 7 INTERACTIVE DATA CORP.                         SHARED-DEFINED           NONE                        12,900
 8 VERITAS SOFTWARE CORP                          SHARED-DEFINED           NONE                        69,106
 9 INTERNATIONAL SPEEDWAY CORPORATION             SHARED-DEFINED           NONE                       325,836
10 FOOTLOKER, INC.                                SHARED-DEFINED           NONE                     1,636,800
11 LABORATORY CORP OF AMERICA HOLDINGS            SHARED-DEFINED           NONE                       402,584
12 SONIC INNOVATIONS                              SHARED-DEFINED           NONE                       578,500
13 US ONCOLOGY INC.                               SHARED-DEFINED           NONE                       268,600
14 PROCURENET                                     SHARED-DEFINED           NONE                        10,000
15 QUEBECOR WORLD INC. - CLASS B                  SHARED-DEFINED           NONE                       864,384
16 Quantum Corporation                            SHARED-DEFINED           NONE                       692,100
17 SYBASE INC.                                    SHARED-DEFINED           NONE                       460,100
18 USinternetworking, Inc.                        SHARED-DEFINED           NONE                     2,736,227
19 TBM Holdings Inc.                              SHARED-DEFINED           NONE                     1,416,667
20 CareScience, Inc.                              SHARED-DEFINED           NONE                     2,639,948
21 Medsource                                      SHARED-DEFINED           NONE                     2,259,801
22 NMT Medical, Inc.                              SHARED-DEFINED           NONE                     2,504,010
23 Briazz Inc.                                    SHARED-DEFINED           NONE                       836,021
24 Iona Technologies Plc                          SHARED-DEFINED           NONE                        35,280
25 Iona Technologies Plc (escrow shs)             SHARED-DEFINED           NONE                        42,935
26 IDT Corporation                                SHARED-DEFINED           NONE                       136,100
27 Orbital Sciences                               SHARED-DEFINED           NONE                        13,275
28 IDT Preferred B                                SHARED-DEFINED           NONE                       814,100
29 Trans Technology Corp.                         SHARED-DEFINED           NONE                       171,041
30 Amerisource Bergen Corporation                 SHARED-DEFINED           NONE                        48,451

* The value of the security is less than $1,000

                         COLUMN 1               COLUMN 2        COLUMN 3        COLUMN 4                         COLUMN 5
   -------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES OR
                                               TITLE OF                          VALUE       --------------------            PUT/
                      NAME OF ISSUER             CLASS            CUSIP         (X$1000)          PRN AMT          SH/PRN    CALL
   -------------------------------------------------------------------------------------------------------------------------------

31 Select Comfort Corp.                          COMMON          81616x103         3,619                  220,000     SH
32 Calpine Corp.                                 COMMON          131347106         2,046                  310,000     SH
33 AFC Enterprises, Inc.                         COMMON          00104q107         8,611                  526,027     SH
34 Baytex Energy Ltd.                            COMMON          07317G107         5,075                  605,200     SH
35 Chiquita Brands Intl                          COMMON          170032809        11,168                  770,200     SH
36 DPL, Inc.                                     COMMON          233293109         9,325                  585,000     SH
37 Komag                                         COMMON          500453204           262                   22,500     SH
38 Novastar Financial                            COMMON          669947400         2,689                   45,000     SH
39 Texas Genco Holdings Inc.                     COMMON          882443104         2,274                   97,800     SH
40 Integrated Defense Techonologies              COMMON          45819B101         5,793                  497,964     SH
41 Hayes Lemmerz                                 COMMON          420781304         3,096                  264,645     SH

                         WARRANTS                                                                                     SH
 1 XM Satellite Radio - Warrants                                 98375Y114             5                    5,000     SH
 2 Women First Healthcare - Warrants                             978150100          1037                  910,412     SH
 3 Metricom - Warrants                                           591596135             *                    2,500     SH
 4 CD Radio - Warrants                                           125127134             6                    6,000     SH


                         COLUMN 1             COLUMN 6          COLUMN 7                     COLUMN 8
   -----------------------------------------------------------------------------------------------------------------------
                                                                                      VOTING AUTHORITY
                                            INVESTMENT           OTHER               ------------------
                      NAME OF ISSUER        DISCRETION          MANAGERS                 SOLE             SHARED     NONE
   -----------------------------------------------------------------------------------------------------------------------

31 Select Comfort Corp.                   SHARED-DEFINED           NONE                       220,000
32 Calpine Corp.                          SHARED-DEFINED           NONE                       310,000
33 AFC Enterprises, Inc.                  SHARED-DEFINED           NONE                       526,027
34 Baytex Energy Ltd.                     SHARED-DEFINED           NONE                       605,200
35 Chiquita Brands Intl                   SHARED-DEFINED           NONE                       770,200
36 DPL, Inc.                              SHARED-DEFINED           NONE                       585,000
37 Komag                                  SHARED-DEFINED           NONE                        22,500
38 Novastar Financial                     SHARED-DEFINED           NONE                        45,000
39 Texas Genco Holdings Inc.              SHARED-DEFINED           NONE                        97,800
40 Integrated Defense Techonologies       SHARED-DEFINED           NONE                       497,964
41 Hayes Lemmerz                          SHARED-DEFINED           NONE                       264,645

                         WARRANTS         SHARED-DEFINED           NONE
 1 XM Satellite Radio - Warrants          SHARED-DEFINED           NONE                                             5,000
 2 Women First Healthcare - Warrants      SHARED-DEFINED           NONE                                           910,412
 3 Metricom - Warrants                    SHARED-DEFINED           NONE                                                25
 4 CD Radio - Warrants                    SHARED-DEFINED           NONE                                             6,000

* The value of the security is less than $1,000